TRANSACTIONS WITH RELATED PARTIES - NASRAT HAKIM AND MIKAH PHARMA LLC (Details Textual)		1 Months Ended	12 Months Ended
	Feb. 07, 2014 USD ($) shares	Aug. 27, 2010 USD ($)	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Business Combination, Consideration Transferred			$ 10,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.07
Debt Instrument, Convertible, Number of Equity Instruments			14,286
Debt Conversion, Original Debt, Amount			$ 1,000
Payments To Acquire Intangible Assets			30,025	$ 31,853	$ 58,178
Naltrexone Agreement [Member]
Related Party Transaction [Line Items]
Payments To Acquire Intangible Assets		$ 200,000
Mikah Pharma Llc [Member]
Related Party Transaction [Line Items]
Due to Related Parties			$ 200,000
Series I Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount	$ 10,000,000
Series I Preferred Stock [Member] | Mikah Pharma Llc [Member]
Related Party Transaction [Line Items]
Debt Conversion, Description			1 share of Series I Preferred Stock for each $100,000 of principal owed on the Mikah Note
Debt Conversion, Converted Instrument, Shares Issued | shares	100